VARIABLE INTEREST ENTITIES - Additional Information (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	¥ 54,411,724	$ 8,553,395	¥ 25,169,279
Operating expenses	51,848,045	8,150,391	15,819,217
Net income (loss)	¥ (111,357,510)	(17,505,139)	¥ 8,935,652
VIE
Variable Interest Entity [Line Items]
Revenues		8,553,395
Operating expenses		1,410,901
Net income (loss)		$ 132,244